Commitments and contingencies - Summary of Contractual Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	€ 19,673	€ 19,309
Other Lease Obligations	3,804	2,726
Other contractual obligations	4,446
Total	27,923	22,035
Less than 1year [Member]
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	3,698	3,700
Other Lease Obligations	349	500
Other contractual obligations	915
Total	4,962	4,200
1 - 3 years [Member]
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	5,742	5,205
Other Lease Obligations	761	1,090
Other contractual obligations	1,990
Total	8,493	6,295
3 - 5 years [Member]
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	4,765	3,890
Other Lease Obligations	792	1,136
Other contractual obligations	1,462
Total	7,019	5,026
More than 5 years [Member]
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	5,468	6,514
Other Lease Obligations	1,902	0
Other contractual obligations	79
Total	€ 7,449	€ 6,514